johim13f-093010
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dectember 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         January 28, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      59
                                                  -----------------------

Form 13F Information Table Value Total:              $534,952 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
51JOB INC ADR REP	      COM       316827104    17,255         350,348    SH    Shared-Defined     0                    350,348
AMERICAN EXPRESS COM          COM       025816109     1,176          27,390    SH    Shared-Defined     0                     27,390
AMPHENOL CORP CLASS A         COM       032095101    11,206         212,319    SH    Shared-Defined     0                    212,319
APPLE INC COM		      COM       037833100    26,041          80,732    SH    Shared-Defined     0                     80,732
AT&T INC COM		      COM       00206R102     5,567	    189,495    SH    Shared-Defined     0                    189,495
BANK OF AMERICA CORP COM      COM       060505104       277	     20,728    SH    Shared-Defined     0                     20,728
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,420	     17,730    SH    Shared-Defined     0                     17,730
BROOKDALE SN LIVING   	      COM	112463104     3,934         183,735    SH    Shared-Defined     0                    183,735
BRUNSWICK CAP LTD             COM       117043109       557         284,204    SH    Shared-Defined     0                    284,204
CADIZ INC     		      COM	127537207     5,379         432,412    SH    Shared-Defined     0                    432,412
CELGENE CORP Com              COM	151020104     7,216	    122,014    SH    Shared-Defined     0                    122,014
CHEVRON CORP COM	      COM	166764100     4,454	     48,807    SH    Shared-Defined     0                     48,807
CHUBB CORP COM                COM       171232101     1,320          22,130    SH    Shared-Defined     0                     22,130
CITIGROUP INC COM	      COM       172967101    18,100       3,826,572    SH    Shared-Defined     0		   3,826,572
COLGATE-PALMOLIVE CO.         COM       194162103    50,765         631,646    SH    Shared-Defined     0                    631,646
CONCUR TECHNOLOGIES INC	      COM       206708109     5,516         106,215    SH    Shared-Defined     0                    106,215
CTRIP.COM INTERNATIONAL ADS   COM       22943F100     1,296          32,038    SH    Shared-Defined     0                     32,038
DOMINION RESOURCES INC COM    COM       25746U109     6,953         162,762    SH    Shared-Defined     0                    162,762
EMERSON ELECTRIC CO COM       COM       291011104    42,885         750,131    SH    Shared-Defined     0                    750,131
ESTEE LAUDER CO               COM       518439104    17,002         210,685    SH    Shared-Defined     0                    210,685
EXXON MOBIL CORP              COM       30231G102     6,811          93,151    SH    Shared-Defined     0                     93,151
GLOBAL DEFENSE TECH SYS COM   COM       37950B107       809          48,000    SH    Shared-Defined     0                     48,000
GOOGLE INC COM                COM       38259P508    16,250          27,359    SH    Shared-Defined     0                     27,359
HARTFORD FINANCIAL            COM       416515104       360          13,600    SH    Shared-Defined     0                     13,600
HERSHEY CO                    COM       427866108       520          11,030    SH    Shared-Defined     0                     11,030
HYPERDYNAMICS CORP COM        COM       448954107       219          44,200    SH    Shared-Defined     0                     44,200
INFORMATICA CORP COM          COM       45666Q102    10,068         228,665    SH    Shared-Deinded     0                    228,665
INTEL CORP COM                COM       458140100       268          12,760    SH    Shared-Defined     0                     12,760
INTERCONTINENTAL EXCHANGE     COM       45865V100     3,739          31,380    SH    Shared-Defined     0                     31,380
ISHARES MSCI ACWI INDEX FUND  COM       464288257     6,713         143,400    SH    Shared-Defined     0                    143,400
ITT INDUSTRIES INC COM        COM       450911102     8,678         166,530    SH    Shared-Defined     0                    166,530
JP MORGAN CHASE COM           COM       46625H100       588          13,850    SH    Shared-Defined     0                     13,850
KRAFT FOODS INC COM           COM       50075N104     1,003          31,837    SH    Shared-Defined     0                     31,837
LAZARD LTD		      COM       G54050102     8,526         215,910    SH    Shared-Defined     0                    215,910
MARSH & MCLENNAN COS INC      COM       571748102       314          11,502    SH    Shared-Defined     0                     11,502
MERCK & CO. INC               COM       58933Y105       585          16,240    SH    Shared-Defined     0                     16,240
NALCO HOLDING CO              COM       62985Q101       974          30,500    SH    Shared-Defined     0                     30,500
NUVASIVE INC COM	      COM	670704105     6,954	    271,098    SH    Shared-Defined     0		     271,098
ORACLE CORP                   COM       68389X105       407          13,000    SH    Shared-Defined     0                     13,000
PEPSICO INC                   COM       713448108     4,473          68,475    SH    Shared-Defined     0                     68,475
PETROLEO BRASILEIRO SA ADR    COM       71654V408     7,237         191,256    SH    Shared-Defined     0                    191,256
PFIZER INC		      COM       717081103    14,380         821,246    SH    Shared-Defined     0                    821,246
PHILIP MORRIS INTERNATIONAL   COM       718172109    22,110         377,751    SH    Shared-Defined     0                    377,751
PRAXAIR INC                   COM       74005P104     3,599          37,700    SH    Shared-Defined     0                     37,700
PROCTOR & GAMBLE CO           COM       742718109     1,073          16,684    SH    Shared-Defined     0                     16,684
QUALCOMM INC COM              COM       747525103    26,681         539,122    SH    Shared-Defined     0                    539,122
REYNOLDS AMERICAN INC         COM       761713106    34,952       1,071,488    SH    Shared-Defined     0                  1,071,488
RYANAIR			      COM       783513104     2,035          66,169    SH    Shared-Defined     0                     66,169
SALESFORCE.COM INC            COM       79466L302    23,688         179,456    SH    Shared-Defined     0                    179,456
SCHLUMBERGER COM              COM       806857108    41,569         497,828    SH    Shared-Defined     0                    497,828
SK TELECOM SPN ADR            COM       78440P108     1,304          70,000    SH    Shared-Defined     0                     70,000
SOFUN HOLDINGS LTD ADR        COM       836034108     5,695          79,630    SH    Shared-Defined     0                     79,630
SOUTHERN CO COM	              COM       842587107    14,194         371,275    SH    Shared-Defined     0                    371,275
TRINASOLAR LTD                COM       89628E104       793          33,844    SH    Shared-Defiend     0                     33,844
UNITED TECHNOLOGIES CORP      COM       913017109    20,417         259,356    SH    Shared-Defiend     0                    259,356
VERIZON COMMUNICATIONS        COM       92343V104     4,483         125,300    SH    Shared-Defined     0                    125,300
VIVO PARTICIPACOES ADS ADR    COM       92855S200     1,092          33,500    SH    Shared-Defined     0                     33,500
WAL-MART STORES INC           COM       931142103     1,285          23,825    SH    Shared-Defined     0                     23,825
WISCONSIN ENERGY CORP         COM       976657106     1,785          30,334    SH    Shared-Defined     0                     30,334